Short-term and long-term investments	12 Months Ended
Dec. 31, 2023
ZHEJIANG TIANLAN
Short-term and long-term investments
8.	Short-term and long-term investments

The Group's short-term investments consist of wealth management products and long-term investments consist of minority ownership interests in Nil (2022: Nil) limited liability company, generally from private equity arrangements. These investments are carried under the equity method of accounting, with changes in the carrying value reported as realized gains or losses in the consolidated financial statements.